July 9, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Submission Pursuant to Rule 497 under the Securities Act of 1933
File Nos. 2-75503, 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to Rule 497 under the Securities Act of 1933 for Great-West Funds, Inc.

This submission, filed pursuant to Rule 497 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Great-West Aggressive Profile I Fund that mirrors the risk/return summary information contained in the submission filed pursuant to Rule 497 on July 8, 2014.

Please direct any question or comment regarding the foregoing to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President, Counsel & Secretary

Enclosures